Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization and Basis of Presentation [Abstract]
Organization and Basis of Presentation

Note 1 - Organization and Basis of Presentation

Organization

Mobile Global Esports Inc. (“MOGO Inc” or “MGAM”) was incorporated on March 11, 2021 under the laws of the State of Delaware. The Company was originally named Elite Esports, Inc. but changed its name to Mobile Global Esports Inc. on April 21, 2021. During July 2022, MOGO Esports Private Limited (“MOGO Pvt Ltd”) was established and incorporated in India. During June 2025, MOGO Pvt LTD was determined to have no value and was removed from MOGO Inc.’s records (see Note 11). Also, during June 2025, MGAM announced the beta launch of its flagship product, Dominus Sports, integrated with PUHZL, MGAM’s proprietary artificial intelligence platform. Dominus Baseball is the first product that has been developed by MGAM. Dominus introduces true-to-life simulation gameplay by turning live sports data into full 9-inning box scores using MGAM’s proprietary algorithms. The platform supports collaborative, role-based team ownership, enabling groups of users to manage teams as owners, scouts, coordinators, and general managers in a dynamic, strategic environment. PUHZL uses a combination of deterministic modeling and predictive modeling to drive in-app conversions, delivering personalized suggestions, adaptive chat experiences, and intelligent alerts that evolve with each user’s behavior. In October 2025, MGAM purchased Reality Sports Online (“RSO”), which is a premier dynasty-style Football fantasy sports platform built around real-world contract negotiations, salary-cap management, and multi-season franchise control. This acquisition unites RSO’s long-term team-management experience with Dominus Baseball’s real-time predictive gameplay, creating a fully integrated fantasy sports ecosystem that bridges instant competition and strategic ownership.

Basis of Presentation

The accompanying consolidated financial statements were prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Interim financial statements

The unaudited condensed financial statements are prepared by the Company, pursuant to the rules and regulations of the SEC. The information furnished herein reflects all adjustments, consisting only of normal recurring adjustments, which in the opinion of management, are necessary to fairly state the Company’s financial position, the results of its operations, and cash flows for the periods presented. Certain information and footnote disclosures normally present in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America were omitted pursuant to such rules and regulations. The results of operations for the three and nine months ended September 30, 2025 are not necessarily indicative of the results expected for the year ending December 31, 2025.

Liquidity and Going Concern

The Company’s operations are subject to certain risks and uncertainties, including, among others, the Company’s need for additional financing, the ability to attract mobile esports users and viewers to the Company’s offerings, the challenges of establishing a business in India, and reliance on key members of management.

The accompanying financial statements have been prepared on the basis that assumes that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has a limited operating history, has incurred operating losses to date, and expects to incur operating losses for the foreseeable future. In addition, the Company has had significant management turnover in the past year and has significantly decreased its operational activity in India, which could negatively impact the Company’s ability to achieve its strategic direction. Furthermore, the Company may be unable to generate significant revenue within the next year or generate sufficient cash flows to continue its operations. The Company has a new Chief Executive Officer and is working with other consultants and its board of directors to operate the Company. Management believes the current team has the necessary experience to achieve its goals.

The Company has approximately $810,000 of cash and an accumulated deficit of approximately $12,423,000 as of September 30, 2025. Management believes that the Company will need to raise additional capital to continue to operate for the next 12 months from the date of the issuance of the consolidated financial statements. The failure of the Company to raise additional capital and achieve its business objectives could have a material adverse effect on the Company’s results of operations. These conditions, among other factors, raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

Note 1 - Organization and Basis of Presentation

Organization

Mobile Global Esports Inc. (“MOGO Inc”) was incorporated on March 11, 2021 under the laws of the State of Delaware. The Company was originally named Elite Esports, Inc. but changed its name to Mobile Global Esports Inc. on April 21, 2021. MOGO Inc has been assigned certain limited rights to commercialize university esports events for 92 universities in India. The unique advantage of esports is that the events can be virtual, and virtual events bypass any Covid-19 restrictions on in-person events.

During July 2022, MOGO Esports Private Limited (“MOGO Pvt Ltd”) was established and incorporated in India by certain shareholders of MOGO Inc. During November 2022, MOGO Inc acquired approximately 99% of MOGO Pvt Ltd. MOGO Pvt Ltd comprised approximately 14.6% and 5.4% of the Company’s total assets as of December 31, 2024 and 2023 and 29.8% and 7.2% of the Company’s net loss for 2024 and 2023, respectively.

Basis of Presentation

The accompanying consolidated financial statements were prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of MOGO Inc and its majority owned subsidiary, MOGO Pvt Ltd (collectively, the “Company”). MOGO Inc owns a 99% controlling interest in MOGO Pvt Ltd. The value of the non-controlling interest in MOGO Pvt Ltd is immaterial.

The functional currency of MOGO Pvt Ltd is the Indian Rupee (“INR”). The assets and liabilities of MOGO Pvt Ltd are translated to United States Dollars (“USD”) at period end exchange rates, while statements of operations accounts are translated at the average exchange rate during the period. The effects of foreign currency translation adjustments are included in other comprehensive loss, which is a component of accumulated other comprehensive loss in stockholders’ equity. All significant intercompany accounts and transactions have been eliminated in consolidation.

Liquidity and Going Concern

The Company’s operations are subject to certain risks and uncertainties, including, among others, the Company’s need for additional financing, the ability to attract mobile esports users and viewers to the Company’s offerings, the challenges of establishing a business in India, and reliance on key members of management.

The accompanying financial statements have been prepared on the basis that assumes that the Company will continue as a going concern,   which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has a limited operating history, has incurred operating losses to date, and expects to incur operating losses for the foreseeable future. In addition, the Company has had significant management turnover in the past year and has significantly decreased its operational activity in India, which could negatively impact the Company’s ability to achieve its strategic direction. Furthermore, the Company may be unable to generate significant revenue within the next year or generate sufficient cash flows to continue its operations. The Company has a new Chief Executive Officer and is working with other consultants and its board of directors to operate the Company. Management believes the current team has the necessary experience to achieve its goals.

The Company has approximately $929,000 of cash as and an accumulated deficit of approximately $10,643,000 as of December 31, 2024. Management believes that the Company will need to raise additional capital to continue to operate for the next 12 months from the date of the issuance of the consolidated financial statements. The failure of the Company to raise additional capital and achieve its business objectives could have a material adverse effect on the Company’s results of operations. These conditions, among other factors, raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.